QUALITY GOVERNMENT BONDS
CAN ADD DIVERSIFICATION TO
YOUR PORTFOLIO.



LIBERTY GOVERNMENT FUNDS         SEMIANNUAL REPORT
--------------------------------------------------------------------------------


FEBRUARY 28, 2001




- LIBERTY INTERMEDIATE GOVERNMENT FUND

- LIBERTY FEDERAL SECURITIES FUND

PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:

With stocks in the doldrums, bonds held the spotlight, generating strong performance during the six-month period ended February 28, 2001. A dramatically slowing economy, falling interest rates and the continued downturn in the stock market helped fuel renewed investor interest in bonds.

Many fixed-income indexes produced strong positive returns for the six-month period, while many equity indexes fell into negative territory. For example, the Lehman Brothers Aggregate Bond Index returned 7.50%, while the S&P 500 Index was down 17.83% for the period. The average return for the Lipper Intermediate US Government Funds Category was 7.13%, while the average return for the Lipper Large-Cap Core Funds Category was -18.53%.

The market activity of the last six months illustrates the potential benefit of a well-rounded investment portfolio. Historically, stocks and bonds often had an inverse relationship; when one asset class enjoyed a rally, the other has often struggled. Consequently, maintaining a diversified portfolio of stocks and bonds has been beneficial to long-term performance.

On the following pages, you'll find commentary on how the economic and market climates of the last six months influenced your fund managers' investment strategies. You'll also discover how those strategies proved effective, generating strong returns for your fund.

Thank you for including the Liberty Government Funds in your investment portfolio. As always, we appreciate the opportunity to help you achieve your investment goals.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
April 11, 2001



The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks the performance of investment grade bonds. The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Intermediate US Government Bond Index is an unmanaged index that tracks the performance of US government securities. Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives.

Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index. These results do not represent past, current or future performance of the fund.

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

-----------------------------
Not FDIC    May Lose Value
            -----------------
Insured     No Bank Guarantee
-----------------------------

HIGHLIGHTS



-    FED CUTS RATES

     In response to signs of weakening economic growth in the United States and abroad, the Federal Reserve lowered interest rates twice in January. The timing of the first of the two 50-basis-point cuts took investors by surprise, as the Fed took action weeks before its regularly scheduled meeting.

-    YIELD CURVE RETURNS TO NORMAL

     The yield curve, which had been inverted for most of 2000 and into early 2001, steepened on the heels of the Fed rate cuts and in anticipation of additional cuts. As short-term rates dropped, the curve took on a more typical slope, with yields on longer-term securities higher than yields on shorter-term securities.

-    FUNDS POST STRONG PERFORMANCE

     We are pleased to report that both Liberty Intermediate Government Fund and Liberty Federal Securities Fund enjoyed positive results during the period, outperforming their respective Lipper peer groups and performing well in comparison to their benchmark, the Lehman Brothers Intermediate US Government Bond Index.

                              AVERAGE TOTAL RETURN
                                8/31/00 - 2/28/01

                                  [BAR GRAPH]


Liberty intermediate Government Fund
Class A Shares (without sales charge)                                      7.25%
--------------------------------------------------------------------------------
Liberty Federal Securities Fund Class A
Shares (without sales charge)                                              8.16%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S.
Government Bond Index                                                      7.25%
--------------------------------------------------------------------------------

The Lehman Brothers Intermediate US Government Bond Index is an unmanaged index that tracks the performance of U.S. government securities. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.


Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund. Past performance cannot predict future results.

LIBERTY INTERMEDIATE GOVERNMENT FUND
--------------------------------------------------------------------------------


PORTFOLIO DURATION (YEARS)

2/28/01                                                                     3.90
--------------------------------------------------------------------------------
8/31/00                                                                     5.49
--------------------------------------------------------------------------------


30-DAY SEC YIELDS (%)

Class A                                                                     4.96
--------------------------------------------------------------------------------
Class B                                                                     4.45
--------------------------------------------------------------------------------
Class C                                                                     4.58
--------------------------------------------------------------------------------
Class Z                                                                     5.47
--------------------------------------------------------------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the 30-day SEC yield would have been 4.45% for class C shares.


FUND POSTS STRONG RETURN

The six-month period ended February 28, 2001 saw strong performance in the bond market. Bond prices increased as interest rates declined. The strategies we implemented during this period proved effective, as class A shares of the Liberty Intermediate Government Fund posted a total return of 7.25% for the six months without a sales charge. In fact, the fund performed well in comparison to both its Lipper peer group(1) and the Lehman Brothers Intermediate US Government Bond Index, which showed returns of 7.13% and 7.25%, respectively.

DURATION STRATEGY BOOSTS PERFORMANCE

The fund's comparatively favorable performance was primarily due to its duration, or interest rate risk, relative to its peers and benchmark. Throughout most of the six-month period, the fund's duration was longer than that of its peers in anticipation of declining interest rates. In the declining rate environment of the last six months, funds with longer durations experienced greater price appreciation.

Toward the end of the six-month period, however, we shortened duration. We believed that much of the anticipated economic weakening had already been reflected in the market, so we were comfortable easing up a bit on the fund's interest rate exposure. Additionally, as mortgage prepayments increased, durations on the fund's holdings in mortgage-backed securities declined.

FUND BENEFITS FROM YIELD CURVE POSITIONING

Our efforts to increase the fund's exposure to the short end of the yield curve also helped the fund's performance, both on an absolute basis and relative to its peer group and benchmark index. Throughout most of 2000, the yield curve had been inverted, an unusual posture that occurs when yields on short-term securities are higher than yields on long-term securities. But, as short-term rates declined early in 2001, the curve shifted back to a normal slope, and yields on longer-term securities were higher than yields on shorter-term securities. This movement caused the shorter end of the curve to perform very well.



(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund. Past performance cannot predict future results.

--------------------------------------------------------------------------------

PORTFOLIO ASSET ALLOCATION STABLE

The portfolio's asset-class weightings remained fairly constant during the six-month period. We continued to hold mortgage-backed securities, which represented 45% of the portfolio at the end of the period. Despite the challenges this sector faced during the last six months, we believe mortgage securities continue to provide the potential for attractive yield benefits and long-term performance advantages. The fund's focus on its overall interest rate sensitivity and its yield curve exposure proved beneficial during the period.

OUTLOOK REMAINS FAVORABLE

The Fed seems willing to be aggressive with its monetary policy to maintain economic growth. We expect the Fed to continue easing until the economy stabilizes and consumer confidence has been restored. Nevertheless, we expect the economy to remain weak through most of 2001, when the effects of the Fed's interest rate cuts should begin to take hold. This anticipated environment of slow growth and low interest rates should bode well for the bond market.



/s/ Leslie W. Finnemore     /s/ Ann T. Peterson       /s/ Michael R. Bissonnette

Leslie W. Finnemore         Ann T. Peterson           Michael R. Bissonnette


LESLIE W. FINNEMORE, ANN T. PETERSON and MICHAEL R. BISSONNETTE are co-portfolio managers of Liberty Intermediate Government Fund. Ms. Finnemore and Mr. Bissonnette are senior vice presidents and Ms. Peterson is a vice president of Colonial Management Associates, Inc.

Government investing offers attractive income and total return opportunities, but also involves certain risks. The value of an investment in the fund will fluctuate with changes in interest rates.


AVERAGE LIFE BREAKDOWN (%)

0-2 years                                                                  15.08
--------------------------------------------------------------------------------
2-4 years                                                                  38.26
--------------------------------------------------------------------------------
4-6 years                                                                  18.17
--------------------------------------------------------------------------------
6-8 years                                                                   3.58
--------------------------------------------------------------------------------
8-10 years                                                                 14.36
--------------------------------------------------------------------------------
10-15 years                                                                 2.37
--------------------------------------------------------------------------------
15-20 years                                                                 4.74
--------------------------------------------------------------------------------
Greater than 20 years                                                       3.44
--------------------------------------------------------------------------------


Average life is the expected maturity of a bond and is calculated as a percentage of senior securities.

SECTOR BREAKDOWN
2/28/01 VS. 8/31/00 (%)

[BAR GRAPH]


                                                      2/28/01             8/31/00
FNMAs                                                  28.32               19.94

GNMAs                                                  13.89               21.57

Treasury securities                                    37.12               33.46

FHLMCs                                                  2.41                2.41

Agency                                                 18.26               22.62

Sector breakdowns are calculated as a percentage of senior securities.

Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain the sector breakdown or average life shown in the future.

PERFORMANCE
--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE,
AS OF 2/28/01 ($)

Class A                                                                     6.55
--------------------------------------------------------------------------------
Class B                                                                     6.55
--------------------------------------------------------------------------------
Class C                                                                     6.55
--------------------------------------------------------------------------------
Class Z                                                                     6.55
--------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED,
PER SHARE 8/31/00 - 2/28/01 ($)

Class A                                                                    0.180
--------------------------------------------------------------------------------
Class B                                                                    0.156
--------------------------------------------------------------------------------
Class C                                                                    0.161
--------------------------------------------------------------------------------
Class Z                                                                    0.187
--------------------------------------------------------------------------------


AVERAGE SIX-MONTH TOTAL RETURNS AS OF 2/28/01 (%)

Share class                     (A)                            (B)                           (C)                          (Z)
inception                     3/30/84                         6/8/92                       8/1/97                       1/11/97
---------------------------------------------------------------------------------------------------------------------------------
                      w/o sales      with sales     w/o sales       with sales    w/o sales      with sales           w/o sales
                       charge          charge         charge          charge        charge          charge              charge
---------------------------------------------------------------------------------------------------------------------------------
6-month
cumulative              7.25            2.16           6.86            1.86           6.94            5.94               7.38
---------------------------------------------------------------------------------------------------------------------------------
1 year                 12.30            6.97          11.47            6.47          11.64           10.64              12.58
---------------------------------------------------------------------------------------------------------------------------------
5 years                 6.02            4.99           5.23            4.90           5.54            5.54               6.13
---------------------------------------------------------------------------------------------------------------------------------
10 years                6.17            5.65           5.48            5.48           5.93            5.93               6.22
---------------------------------------------------------------------------------------------------------------------------------

AVERAGE SIX-MONTH TOTAL RETURNS AS OF 12/31/00 (%)

                                (A)                            (B)                          (C)                          (Z)
---------------------------------------------------------------------------------------------------------------------------------
                      w/o sales      with sales     w/o sales       with sales    w/o sales      with sales           w/o sales
                       charge          charge         charge          charge        charge          charge              charge
---------------------------------------------------------------------------------------------------------------------------------
6-month
cumulative              7.46            2.35           7.08           2.08           7.16           6.16                 7.58
---------------------------------------------------------------------------------------------------------------------------------
1 year                 10.55            5.30           9.73           4.73           9.89           8.89                10.82
---------------------------------------------------------------------------------------------------------------------------------
5 years                 5.43            4.41           4.65           4.33           4.99           4.99                 5.53
---------------------------------------------------------------------------------------------------------------------------------
10 years                6.13            5.62           5.46           5.46           5.91           5.91                 6.18
---------------------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B, C and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class B and class C shares would have been lower.

LIBERTY FEDERAL SECURITIES FUND
--------------------------------------------------------------------------------



FUND OFFERED STRONG PERFORMANCE

Strong returns for the government bond sector boosted fund performance over the 8% mark for the six-month period ended February 28, 2001. During the period, class A shares of the Liberty Federal Securities Fund posted a total return of 8.16% without a sales charge. In a market environment which favored the bond sector, the fund outperformed both its Lipper peer group(1) and benchmark index, the Lehman Brothers Intermediate US Government Bond Index, which posted returns of 7.12% and 7.25%, respectively. During the period, the fund benefited from a slowing economy, lower interest rates and a volatile stock market.

STRATEGY CAPTURED BENEFITS OF FALLING RATES

Much of the fund's solid performance, both on an absolute basis and relative to the peer group and benchmark index, was due to our duration strategy. Duration refers to the fund's price sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a lower duration indicates less. For most of the six-month period, we maintained a higher-than-average duration relative to the fund's benchmark and its peer group in anticipation of declining interest rates. As such, the fund benefited nicely as interest rates declined and bond prices increased.

Toward the end of the six-month period, the fund's duration was shortened somewhat. By the end of the period, we believed that much of the anticipated economic weakening was already reflected in the market, and we adjusted duration accordingly. In addition, the declining interest rate environment led to an increase in mortgage prepayments. This prepayment activity caused duration to decline on the fund's holdings in mortgage-backed securities.

CURVE EXPOSURE ENHANCED RETURNS

Another key strategy that contributed to the fund's absolute and relative performance advantages was our yield curve positioning. Anticipating a decline in short-term interest rates, we added exposure to the short end of the yield curve. Earlier in the period, the yield curve was inverted, an unusual situation in which




PORTFOLIO DURATION (YEARS)

2/28/01                                                                     5.20
--------------------------------------------------------------------------------
8/31/00                                                                     6.71

30-DAY SEC YIELDS (%)

Class A                                                                     4.96
--------------------------------------------------------------------------------
Class B                                                                     4.45
--------------------------------------------------------------------------------
Class C                                                                     4.60
--------------------------------------------------------------------------------
Class Z                                                                     5.46
--------------------------------------------------------------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain fund expenses, the 30-day SEC yield would have been 4.45% for class C shares.



(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund. Past performance cannot predict future results.

--------------------------------------------------------------------------------


AVERAGE LIFE BREAKDOWN (%)

0-2 years                                                                   11.0
--------------------------------------------------------------------------------
2-4 years                                                                   31.0
--------------------------------------------------------------------------------
4-6 years                                                                   18.1
--------------------------------------------------------------------------------
6-8 years                                                                    7.0
--------------------------------------------------------------------------------
8-10 years                                                                  13.8
--------------------------------------------------------------------------------
10-15 years                                                                  0.2
--------------------------------------------------------------------------------
15-20 years                                                                 10.2
--------------------------------------------------------------------------------
Greater than 20 years                                                        8.7
--------------------------------------------------------------------------------

Average life is the expected maturity of a bond and is calculated as a percentage of senior securities.

SECTOR BREAKDOWN
2/28/01 VS. 8/31/00 (%)

[BAR GRAPH]

                                                         2/28/01           8/31/00
FNMAs                                                     22.4              20.0

GNMAs                                                      6.5               8.3

Treasury Securities                                       31.8              34.0

FHLMCs                                                     5.2               5.1

Agency                                                    14.3              17.5

WI/ABS                                                    19.8              15.1

Sector breakdowns are calculated as a percentage of senior securities.

Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain the sector breakdown or average life shown in the future.


yields on shorter-term securities were higher than yields on longer-term securities. As short-term interest rates declined, the yield curve returned to a normal, positive-sloping posture.

MORTGAGE FOCUS INTACT

We continued to hold mortgage-backed securities, which comprised 58% of the fund's portfolio at the end of the six-month period. Although mortgage-backed securities suffered somewhat due to an increase in mortgage prepayments, we continue to favor these securities for their potential yield advantages and long-term performance opportunities.

BOND OUTLOOK REMAINS POSITIVE

We believe that the Fed is likely to continue easing monetary policy, but may do so at a slower pace than we've seen so far this year. Near term, we expect the economy to remain weak. Nevertheless, we see this situation improving, albeit slowly, during the second half of 2001 when the effects of the Fed's interest rate cuts begin to take hold. The slow-growth, low-interest-rate environment we anticipate should bode well for the bond market.



/s/ Leslie W. Finnemore   /s/ Ann T. Peterson         /s/ Michael R. Bissonnette
Leslie W. Finnemore       Ann T. Peterson             Michael R. Bissonnette


LESLIE W. FINNEMORE, ANN T. PETERSON and MICHAEL R. BISSONNETTE are co-portfolio managers of Liberty Federal Securities Fund. Ms. Finnemore and Mr. Bissonnette are senior vice presidents and Ms. Peterson is a vice president of Colonial Management Associates, Inc.

Government investing offers attractive income and total return opportunities, but also involves certain risks. The value of an investment in the fund will fluctuate with changes in interest rates.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/01 (%)

Share class                            (A)                            (B)                          (C)                   (Z)
inception                            3/30/84                         6/8/92                       8/1/97                1/11/97
---------------------------------------------------------------------------------------------------------------------------------

                              w/o sales      with sales     w/o sales      with sales     w/o sales     with sales      w/o sales
                               charge          charge        charge          charge        charge         charge         charge
---------------------------------------------------------------------------------------------------------------------------------
6-month
cumulative                        8.16           3.02          7.76           2.76          7.85           6.85           8.33
---------------------------------------------------------------------------------------------------------------------------------
1 year                           14.14           8.72         13.30           8.30         13.47          12.47          14.47
---------------------------------------------------------------------------------------------------------------------------------
5 years                           6.30           5.27          5.51           5.19          5.83           5.83           6.43
---------------------------------------------------------------------------------------------------------------------------------
10 years                          7.38           6.86          6.67           6.67          7.14           7.14           7.44
---------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00 (%)


                                         (A)                          (B)                         (C)                    (Z)
-------------------------------------------------------------------------------------------------------------------------------
                              w/o sales      with sales     w/o sales     with sales    w/o sales     with sales      w/o sales
                               charge          charge         charge        charge        charge        charge         charge
-------------------------------------------------------------------------------------------------------------------------------
6-month
cumulative                       8.66           3.50          8.17           3.17          8.36           7.36           8.83
-------------------------------------------------------------------------------------------------------------------------------
1 year                          12.24           6.91         11.30           6.30         11.57          10.57          12.56
-------------------------------------------------------------------------------------------------------------------------------
5 years                          5.39           4.37          4.59           4.28          4.95           4.95           5.50
-------------------------------------------------------------------------------------------------------------------------------
10 years                         7.32           6.80          6.62           6.62          7.10           7.10           7.38
-------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE AS OF
2/28/01 ($)

Class A                                                                    10.52
--------------------------------------------------------------------------------
Class B                                                                    10.52
--------------------------------------------------------------------------------
Class C                                                                    10.52
--------------------------------------------------------------------------------
Class Z                                                                    10.52
--------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED PER
SHARE 8/31/00-2/28/01 ($)

Class A                                                                    0.306
--------------------------------------------------------------------------------
Class B                                                                    0.268
--------------------------------------------------------------------------------
Class C                                                                    0.276
--------------------------------------------------------------------------------
Class Z                                                                    0.323
--------------------------------------------------------------------------------


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B, C and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class B and class C shares would have been lower.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

February 28, 2001 (Unaudited) (In thousands)


LIBERTY INTERMEDIATE GOVERNMENT FUND
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 101.9%                              PAR            VALUE
--------------------------------------------------------------------------------

GOVERNMENT AGENCIES - 64.1%

                                  MATURITIES
COUPON                               FROM/TO
--------------------------------------------
FEDERAL FARM CREDIT BANK,
      6,400%                             2002          $   250          $    253
                                                                        --------
FEDERAL HOME LOAN BANK:
      5.720%                             2003              500               507
      6.096%                             2018               78                78
      6.577%                             2018              119               119
      6.811%                             2018              304               307
      7.391%                             2019              152               151
                                                                        --------
                                                                           1,162
                                                                        --------
FEDERAL HOME LOAN MORTGAGE CORP.:
      6.875%                             2015           19,072            20,213
      7.500%                        2007-2016              530               543
      7.590%                             2005               50                54
      8.000%                        2003-2016            5,715             5,878
      8.500%                        2007-2017            1,264             1,326
      8.750%                        2005-2013              564               588
      9.000%                        2001-2018              981             1,033
      9.250%                        2008-2019            2,230             2,322
      9.500%                        2005-2016              754               799
      9.750%                             2016              149               154
     10.000%                             2019              254               275
     10.250%                        2009-2016              620               663
     10.500%                        2009-2021              994             1,102
     11.250%                        2005-2015            1,008             1,129
                                                                        --------
                                                                          36,079
                                                                        --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
      5.310%                             2001              500               500
      6.000%                        2008-2026           59,323            59,135
      6.375%                             2002           12,612            12,922
      6.390%                             2027               94                94
      6.500%                        2007-2029            4,014             3,917
      6.625%                             2009           11,525            12,266
      6.750%                             2002           24,444            25,105
      6.986%                             2020              162               162
      7.000%                        2007-2023           34,571            34,822
      7.121%                             2018              568               574
      7.250%                        2010-2019           33,409            36,840
      7.296%                             2019              120               121
      7.435%                             2019               86                87
      7.500%                        2006-2023           77,452            79,135
      7.583%                             2003               58                57
      7.614%                             2020               64                64
      7.995%                             2022               40                40
      7.998%                             2031              284               289

FEDERAL NATIONAL MORTGAGE ASSOCIATION:
8.000% 2008-2009                        1,314          $ 1,026          $  1,026
      8.105%                             2017               40                40
      8.250%                             2008              287               296
      8.366%                             2019               65                66
      8.500%                        2003-2021            2,545             2,662
      9.000%                        2002-2022            6,708             7,055
      9.500%                             2006               18                19
     10.000%                        2001-2006            2,008             2,162
     10.500%                        2010-2016            1,428             1,567
     11.000%                             2015              346               393
                                                                        --------
                                                                         281,416
                                                                        --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
      6.500%                        2023-2029            7,314             7,312
      6.875%                             2022               24                24
      7.000%                        2002-2029           35,018            35,533
      7.375%                             2023              177               179
      7.500%                             2007              102               105
      8.000%                        2004-2023            1,251             1,282
      8.500%                             2017              667               668
      8.750%                             2021              687               709
      8.850%                        2018-2020            1,641             1,744
      9.000%                        2008-2025            6,853             7,143
      9.250%                        2016-2022            2,989             3,151
      9.500%                        2004-2009            2,974             3,107
     10.000%                        2001-2024            1,099             1,161
     10.250%                             2018              186               200
     10.500%                        2002-2020            3,636             3,906
     10.625%                             2010               19                22
     11.000%                        2009-2021            3,987             4,600
     11.250%                             2015               69                77
     11.500%                        2010-2021            6,469             7,317
     11.750%                        2013-2015               95               107
     12.000%                        2011-2016            6,527             7,482
     12.250%                        2013-2014              350               395
     12.500%                        2010-2015            4,496             5,195
     12.750%                             2014               42                48
     13.000%                        2011-2016            1,769             2,060
     13.500%                        2010-2015            1,178             1,381
     14.000%                        2011-2012               70                83
     14.500%                             2012               16                19
     15.000%                        2011-2012               79                95
                                                                        --------
                                                                          95,105
                                                                        --------


See notes to investment portfolio.

--------------------------------------------------------------------------------

February 28, 2001 (Unaudited) (In thousands)

LIBERTY INTERMEDIATE GOVERNMENT FUND
(CONTINUED)                                              PAR             VALUE
--------------------------------------------------------------------------------

                                  MATURITIES
COUPON                               FROM/TO
--------------------------------------------

U.S. SMALL BUSINESS ADMINISTRATION:
      7.600%                         01/01/12          $ 2,327          $  2,436
      8.200%                         10/01/11            2,137             2,263
      8.250%                         11/01/11            4,812             5,107
      8.650%                         11/01/14            3,360             3,672
      8.850%                         08/01/11              602               645
      9.150%                         07/01/11            1,913             2,078
                                                                        --------
                                                                          16,201
                                                                        --------
TOTAL GOVERNMENT AGENCIES
(cost of $417,666)                                                       430,216
                                                                        --------

GOVERNMENT OBLIGATIONS - 37.8%
U.S. TREASURY BONDS:
      7.125%                         02/15/23           15,523            18,642
      7.875%                         02/15/21           25,241            32,435
     10.750%                         08/15/05              685               847
                                                                        --------
                                                                          51,924
                                                                        --------
U.S. TREASURY NOTES:
      5.250%                         08/15/03            1,822             1,851
      5.500%                         01/31/03            1,600             1,628
      5.875%                        2002-2005           61,211            62,595
      6.500%                     2010-2026(a)           48,739            53,947
      6.625%                         04/30/02            1,560             1,596
      6.750%                         05/15/05           22,897            24,760
      7.500%                         02/15/05           29,857            32,866
      7.875%                        2001-2004           20,676            22,784
                                                                        --------
                                                                         202,027
                                                                        --------
TOTAL GOVERNMENT OBLIGATIONS
(cost of $244,153)                                                       253,951
                                                                        --------

TOTAL INVESTMENTS
(cost $661,819)(b)                                                       684,167
                                                                        --------

SHORT-TERM OBLIGATIONS - 13.4 %
--------------------------------------------------------------------------------
Repurchase agreement with SBC
Warburg Ltd., dated 02/28/01, due
03/01/01 at 5.370%, collateralized
by U.S. Treasury notes with various
maturities to 2028, market value $91,500
(repurchase proceeds $89,860)                           89,847            89,847


OTHER ASSETS & Liabilities, Net - (15.3)%                               (102,514)
--------------------------------------------------------------------------------

Net Assets - 100.0%                                                     $671,500
                                                                        --------

NOTES TO INVESTMENT PORTFOLIO:

(a) This security, or a portion thereof, with a total market value of $4,856 is being used to collateralize open futures contracts.

(b) The cost for federal income tax purposes is the same.


Futures contracts open at February 28, 2001:

                                      Par value                      Unrealized
                                     covered by       Expiration    appreciation
    Type                              contracts          Month       at 02/28/01
--------------------------------------------------------------------------------
Treasury Bond                          $17,000           June           $161


See notes to financial statements.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

February 28, 2001 (Unaudited) (In thousands)




LIBERTY FEDERAL SECURITIES FUND
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 88.1%                                PAR            VALUE
--------------------------------------------------------------------------------

GOVERNMENT AGENCIES - 52.1%

                                   MATURITIES
COUPON                                FROM/TO
---------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.:
      6.500%                             2029          $24,835          $ 24,765
      6.875%                             2005           31,846            33,752
      7.500%                             2016              272               277
      8.000%                        2003-2016            1,432             1,484
      8.500%                     2007-2010(a)              995             1,043
      8.750%                        2004-2010              325               339
      9.000%                        2001-2022            2,238             2,350
      9.250%                        2008-2010            1,971             2,053
      9.500%                        2008-2016              878               930
      9.750%                        2008-2016              298               310
     10.000%                             2019              254               275
     10.250%                        2009-2013              520               556
     10.500%                        2017-2020              757               839
     11.250%                        2003-2015              578               647
     11.500%                             2015               87                98
     12.000%                             2013                4                 4
                                                                        --------
                                                                          69,722
                                                                        --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
      6.000%                        2008-2024           25,406            25,381
      6.375%                             2002            3,506             3,592
      6.500%                        2003-2029            4,685             4,677
      6.625%                             2009           19,245            20,483
      6.750%                             2002            8,658             8,892
      7.000%                     2010-2050(b)           26,222            26,527
      7.250%                             2010           29,550            32,741
      7.500%                     2002-2050(b)           87,336            89,200
      8.000%                        2008-2019            1,150             1,193
      8.250%                        2008-2011              470               483
      8.500%                        2008-2017            1,848             1,933
      9.000%                        2006-2021            6,097             6,404
      9.500%                        2008-2018              717               751
                                                                        --------
                                                                         222,257
                                                                        --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
      6.500%                        2023-2029            9,006             9,004
      7.000%                        2022-2029           22,888            23,224
      7.500%                        2006-2007              419               430
      8.000%                        2005-2008               28                28
      9.000%                        2008-2017            3,384             3,531
     10.000%                       02/15/2003                2                 2
     10.500%                        2013-2021            4,757             5,299
     11.000%                             2010                1                 1
     11.500%                             2013               16                19
     11.750%                        2013-2015               96               107
     12.000%                        2012-2015              228               262
     12.500%                        2010-2014            2,238             2,595
     13.000%                        2011-2015              946             1,104
                                                                        --------
                                                                          45,606
                                                                        --------
TOTAL GOVERNMENT AGENCIES
(cost of $235,833)                                                       337,585
                                                                        --------

GOVERNMENT OBLIGATIONS - 36.0%
U.S. TREASURY BONDS:
      6.875%                         08/15/25            9,769            11,500
      7.125%                         02/15/23           21,129            25,375
      7.250%                         08/15/22           10,346            12,570
      7.875%                         02/15/21           19,617            25,208
      8.750%                         08/15/20           14,333            19,869
                                                                        --------
                                                                          94,522
                                                                        --------
U.S. TREASURY NOTES:
      5.500%                         05/15/29           14,530            15,023
      5.875%                         11/30/02           44,000            44,797
      6.375%                         08/15/02            9,665             9,916
      6.500%                         02/15/10           17,539            19,372
      7.500%                         02/15/05           19,889            21,893
      7.875%                         11/15/04            2,052             2,272
      8.875%                         02/15/19           18,758            26,000
                                                                        --------
                                                                         139,273
                                                                        --------
TOTAL GOVERNMENT OBLIGATIONS
(cost of $218,435)                                                       233,795
                                                                        --------

TOTAL U.S. GOVERNMENT & Agency
OBLIGATIONS (cost of $454,268)                                          571,380
                                                                        --------


See notes to investment portfolio.

--------------------------------------------------------------------------------

February 28, 2001 (Unaudited) (In thousands)



LIBERTY FEDERAL SECURITIES FUND (CONTINUED)
NON-AGENCY MORTGAGE-BACKED &
ASSET-BACKED SECURITIES - 21.3%                          PAR              VALUE
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES - 10.1%

CHASE MORTGAGE FINANCE CORP.,
      7.750%                         04/25/30          $   582          $    583
COUNTRYWIDE MORTGAGE TRUST:
      7.240%                         04/25/28            1,940             1,929
      7.250%                         09/25/29            1,777             1,676
      7.600%                      04/25/23(a)              679               679
      8.000%                         07/25/30           10,139            10,679
      8.450%                         09/25/31            1,500             1,494
      8.600%                         03/31/31            5,930             6,203
      9.000%                         06/25/31            6,000             6,275
      9.770%                         03/25/31            5,000             5,014
CS FIRST BOSTON MORTGAGE SECURITIES CORP.,
      7.500%                      06/01/20(c)            5,507             5,663
FIRST BOSTON MORTGAGE SECURITIES CORP.,
      6.150%                         09/28/13              401               401
GE CAPITAL MORTGAGE SERVICES, INC.,
      8.000%                         06/25/30              739               738
GMAC MORTGAGE CORP. LOAN TRUST,
      7.500%                         11/25/30            3,599             3,680
HEADLANDS MORTGAGE SECURITIES, INC.:
      6.500%                         11/25/28              488               439
      7.750%                         03/25/27            5,178             5,540
NORWEST ASSET SECURITIES CORP.:
      6.750%                         05/25/28            1,940             1,928
      7.000%                         04/25/12            2,166             2,159
PNC MORTGAGE SECURITIES CORP.,
      7.000%                         05/25/27            2,150             2,143
RESIDENTIAL ASSET SECURITIZATION TRUST:
      7.500%                         11/25/11              968               980
      7.500%                         12/25/29            1,945             1,907
STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST,
      8.375%                         06/25/08            1,157             1,194
WASHINGTON MUTUAL:
      6.530%                         01/25/40            1,500             1,529
      6.930%                         01/25/40            2,500             2,548
                                                                        --------
                                                                          65,381
                                                                        --------

ASSET-BACKED SECURITIES - 11.2%
CONSECO FINANCE,
      8.383%                         02/15/31              300               299
CONTIMORTAGE HOME EQUITY LOAN TRUST,
      7.340%                         04/15/28            2,531             2,420
DELTA FUNDING HOME EQUITY LOAN TRUST,
      7.330%                         10/25/28            7,588             7,413
GREEN TREE FINANCIAL CORP.:
      7.320%                         07/15/28            4,497             4,665
      7.850%                         08/15/25            9,100             8,213
INDYMAC MANUFACTURED HOUSING CONTRACT,
      6.970%                         02/25/28            4,288             4,389
THE MONEY STORE HOME EQUITY TRUST,
      8.520%                         06/15/25            2,800             3,041
PREFERRED MORTGAGE ASSET TRUST,
      7.900%                      05/25/12(c)            1,361             1,394
PRUDENTIAL HOME MORTGAGED SECURITIES,
      6.456%                      12/28/08(c)            1,150             1,143
RESIDENTIAL ACCREDITED LOANS, INC.,
      6.500%                         05/25/29            4,121             3,784
SAXON ASSET SECURITIES TRUST:
      6.870%                         01/25/30            8,750             8,709
      8.370%                         07/25/30           11,449            12,063
      8.664%                         07/25/30           12,000            12,609
TRYON MORTGAGE FUNDING, INC.,
      7.500%                         02/20/27            1,201             1,224
UCFC HOME EQUITY LOAN TRUST,
      8.550%                         01/10/20            1,314             1,335
                                                                        --------
                                                                          72,701
                                                                        --------
NON-AGENCY MORTGAGE-BACKED &
ASSET-BACKED SECURITIES
(cost $228,601)                                                          138,082
                                                                        --------

TOTAL INVESTMENTS (cost of $682,869) (d)                                 709,462
                                                                        --------

SHORT-TERM OBLIGATIONS - 7.5%
--------------------------------------------------------------------------------

Repurchase agreement with SBC
Warburg Ltd., dated 02/28/01, due
03/01/01 at 5.370%, collateralized
by U.S. Treasury notes with various
maturities to 2022, market value $49,338
(repurchase proceeds $48,453)                           48,446           48,446
                                                       -------        ---------


OTHER ASSETS & LIABILITIES, NET - (16.9)%                              (109,341)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                   $ 648,567
                                                                      ---------


NOTES TO INVESTMENT PORTFOLIO:

(a) These securities, or a portion thereof, with a total market value of $1,146, are being used to collateralize open futures contracts.

(b) These securities have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2001, the value of these securities amounted to $8,200 or 1.3% of net assets.

(d) Cost for federal income tax purposes is the same.

Long futures contracts open on February 28, 2001:

                                                                  Unrealized
                                     Par Value                   appreciation
                                    covered by     Expiration   (depreciation)
    Type                             contracts        month       at 02/28/01
--------------------------------------------------------------------------------
Treasury Note                         $19,800         March          $ 586
Treasury Note                          13,100         March           (273)
Treasury Bond                          13,600          June            134
                                                                      -----
                                                                      $ 447
                                                                      =====


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

February 28, 2001 (Unaudited)
(In thousands except for per share amounts and footnotes)



                                                                       LIGF                               LFSF
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                        $         661,819                  $        682,869
Appreciation/Depreciation                                                             22,348                            26,593
Investments at value                                                                 684,167                           709,462
Short-term obligations                                                                89,847                            48,446
Investments held as collateral for loaned securities                                 205,813                           199,060
                                                                            ----------------                  ----------------
                                                                                     979,827                           956,968
Receivable for:
  Investments sold                                             $  36,460                         $  49,073
  Interest                                                         5,274                             4,560
  Fund shares sold                                                 1,535                               237
  Variation margin on futures contracts                              189                               154
Other                                                                252              43,710           678              54,702
                                                               ---------    ----------------     ---------    ----------------
  Total Assets                                                                     1,023,537                         1,011,670
LIABILITIES
Payable for:
  Investments purchased                                          143,624                           161,885
  Fund shares repurchased                                            773                               532
  Distributions                                                      941                               905
  Collateral for securities at value                             205,813                           199,060
  Payable to Advisor                                                  13                                --
Accrued:
  Management fee                                                       2                                --
  Transfer Agent fee                                                 416                               316
  Service fee                                                          1                                --
  Deferred Trustees' fee                                              25                                20
Other                                                                429                               385
                                                               ---------                         ---------
  Total Liabilities                                                                  352,037                           363,103
                                                                            ----------------                  ----------------
NET ASSETS                                                                 $         671,500                          $648,567
                                                                            ================                  ================
Net asset value & redemption price per share -- Class A                                 6.55(a)                          10.52(a)
                                                                            ================                  ================
                                                                            ($539,042/82,247)                 ($591,231/56,178)
Maximum offering price per share -- Class A                                             6.88(b)                          11.04(b)
                                                                            ================                  ================
                                                                               ($6.55/0.9525)                   ($10.52/0.9525)
Net asset value & offering price per share -- Class B                                   6.55(a)                          10.52(a)
                                                                            ================                  ================
                                                                            ($128,303/19,582)                   ($52,755/5,013)
Net asset value & offering price per share -- Class C                                   6.55(a)                          10.52(a)
                                                                            ================                  ================
                                                                                 ($4,077/622)                      ($4,580/436)
Net asset value, offering & redemption price per share -- Class Z                       6.55                             10.52
                                                                            ================                  ================
                                                                                     ($78/12)                           ($1/(c))
COMPOSITION OF NET ASSETS
Capital paid in                                                            $         800,077                  $        788,976
Distributions in excess of net investment income                                        (813)                           (2,350)
Accumulated net realized loss                                                       (150,273)                         (165,099)
Net unrealized appreciation (depreciation) on:
  Investments                                                                         22,348                            26,593
  Open futures contracts                                                                 161                               447
                                                                            ----------------                  ----------------
                                                                           $         671,500                  $        648,567
                                                                            ================                  ================

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more of LIGF or LFSF the offering price is reduced.

(c)  Rounds to less than one.



See notes to financial statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the six months ended February 28, 2001 (Unaudited)
(In thousands)



                                                                                      LIGF                   LFSF
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (including income on securities loaned of $215 and $187, respectively)                 $22,229                  $22,435
Dollar roll fee income                                                                              673                      543
                                                                                                -------                  -------
                                                                                                 22,902                   22,978
EXPENSES
Management fee                                                                   $  1,957                     $  1,920
Service fee -- Class A                                                                623                          730
Service fee -- Class B                                                                184                           65
Service fee -- Class C                                                                  3                            5
Distribution fee -- Class B                                                           552                          195
Distribution fee -- Class C                                                            10                           15
Transfer agent fee                                                                    989                          848
Bookkeeping fee                                                                       119                          117
Trustees' fee                                                                          15                           14
Custodian fee                                                                          74                           27
Audit fee                                                                              19                           22
Legal fee                                                                               5                            5
Registration fee                                                                       30                           31
Reports to shareholders                                                                55                           34
Other                                                                                  67                           61
                                                                                 --------                     --------
                                                                                    4,702                        4,089
Fees and expenses waived or borne by the Advisor                                      (69)                          --
Fees waived by the Distributor -- Class C                                              (2)        4,631             (3)    4,086
                                                                                 --------       -------       --------   -------
    Net Investment Income                                                                        18,271                   18,892
                                                                                                =======                  =======

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                                                       4,991                         (643)
  Closed future contracts                                                           2,729                        3,655
                                                                                 --------                     --------
  Net Realized Gain                                                                               7,720                    3,012
                                                                                                -------                  -------
Net change in unrealized appreciation/depreciation during the period on:
  Investments                                                                      20,448                       29,666
  Open future contracts                                                            (1,189)                      (1,146)
                                                                                 --------                      -------
Net change in unrealized appreciation/depreciation                                               19,259                   28,520
                                                                                                -------                  -------
    Net Gain                                                                                     26,979                   31,532
                                                                                                -------                  -------
Increase in Net Assets from Operations                                                          $45,250                  $50,424
                                                                                                =======                  =======


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(In thousands)


                                                                     (Unaudited)                      (Unaudited)
                                                                     Six months                        Six months
                                                                       ended         Year ended           ended         Year ended
                                                                    February 28,      August 31,       February 28,      August 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        LIGF            LIGF              LFSF           LFSF
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      2001             2000             2001             2000
Operations:
Net investment income                                                $  18,271        $  45,282        $  18,892        $  46,813
Net realized gain (loss)                                                 7,720          (23,056)           3,012          (36,764)
Net change in unrealized appreciation/depreciation                      19,259           16,833           28,520           29,985
                                                                     ---------        ---------        ---------        ---------
  Net Increase from Operations                                          45,250           39,059           50,424           40,034
Distributions:
From net investment income -- Class A                                  (14,044)         (29,837)         (17,665)         (42,603)
In excess of net investment income -- Class A                               --             (360)              --           (1,864)
Return of capital -- Class A                                                --             (553)              --             (618)
From net investment income -- Class B                                   (3,615)         (12,784)          (1,379)          (3,820)
In excess of net investment income -- Class B                               --             (154)              --             (167)
Return of capital -- Class B                                                --             (237)              --              (55)
From net investment income -- Class C                                       --             (139)            (109)            (293)
In excess of net investment income -- Class C                              (66)              (2)              --              (13)
Return of capital -- Class C                                                --               (3)              --               (4)
From net investment income -- Class Z                                     (112)            (437)              (a)              (a)
In excess of net investment income -- Class Z                               --               (5)              --               (a)
Return of capital -- Class Z                                                --               (8)              --               (a)
                                                                     ---------        ---------        ---------        ---------
                                                                        27,413           (5,460)          31,271           (9,403)
                                                                     ---------        ---------        ---------        ---------
Fund Share Transactions:
Receipts for shares sold -- Class A                                    153,462          103,062           18,735           24,593
Receipts for shares issues in connection with
  fund merger (Note 6)                                                  13,491               --               --               --
Value of distributions reinvested -- Class A                             8,695           18,966            9,311           23,606
Cost of shares repurchased -- Class A                                 (123,703)        (190,520)         (47,917)        (138,813)
                                                                     ---------        ---------        ---------        ---------
                                                                        51,945          (68,492)         (19,871)         (90,614)
                                                                     ---------        ---------        ---------        ---------
Receipts for shares sold -- Class B                                     10,667           11,745            8,903            9,936
Receipts for shares issues in connection with
  fund merger (Note 6)                                                   7,831               --               --               --
Value of distributions reinvested -- Class B                             2,166            7,377              832            2,452
Cost of shares repurchased -- Class B                                  (81,862)        (128,936)         (13,247)         (29,987)
                                                                     ---------        ---------        ---------        ---------
                                                                       (61,198)        (109,814)          (3,512)         (17,599)
                                                                     ---------        ---------        ---------        ---------
Receipts for shares sold -- Class C                                      3,982              457            1,110              980
Value of distributions reinvested -- Class C                                66              109               79              258
Cost of shares repurchased -- Class C                                   (2,006)          (1,712)            (330)          (2,637)
                                                                     ---------        ---------        ---------        ---------
                                                                         2,042           (1,146)             859           (1,399)
                                                                     ---------        ---------        ---------        ---------
Receipts for shares sold -- Class Z                                         73              701               --               --
Value of distributions reinvested -- Class Z                               124              450               (a)              (a)
Cost of shares repurchased -- Class Z                                   (6,730)          (2,019)              --               --
                                                                     ---------        ---------        ---------        ---------
                                                                        (6,533)            (868)              (a)              (a)
                                                                     ---------        ---------        ---------        ---------
Net Decrease from Fund Share Transactions                              (13,744)        (180,320)         (22,524)        (109,612)
                                                                     ---------        ---------        ---------        ---------
  Total Increase (Decrease)                                             13,669         (185,780)           8,747         (119,015)
                                                                     ---------        ---------        ---------        ---------

NET ASSETS
Beginning of period                                                    657,831          843,611          639,820          758,835
                                                                     ---------        ---------        ---------        ---------
End of period                                                        $ 671,500        $ 657,831        $ 648,567        $ 639,820
                                                                     ---------        ---------        ---------        ---------
  Net of undistributed (overdistributed) net investment income            (813)          (1,247)          (2,350)          (2,089)
                                                                     ---------        ---------        ---------        ---------


(a)  Rounds to less than one.


See notes to financial statements.

--------------------------------------------------------------------------------

(In thousands)


                                                                       (Unaudited)                     (Unaudited)
                                                                       Six months                       Six months
                                                                          ended          Year ended       ended          Year ended
                                                                       February 28,      August 31,     February 28,      August 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                           LIGF          LIGF              LFSF           LFSF
------------------------------------------------------------------------------------------------------------------------------------
NUMBER OF FUND SHARES                                                      2001             2000             2001             2000
Sold -- Class A                                                           23,968           16,579            1,819            2,469
Shares issued in connection with fund merger (Note 6)                      2,066               --               --               --
Issued for distributions reinvested -- Class A                             1,348            3,032              911            2,366
Repurchased -- Class A                                                   (19,273)         (30,552)          (4,677)         (13,950)
                                                                         -------          -------          -------          -------
                                                                           8,109          (10,941)          (1,947)          (9,115)
                                                                         -------          -------          -------          -------
Sold -- Class B                                                            1,648            1,888              867              995
Shares issued in connection with fund merger (Note 6)                      1,199               --               --               --
Issued for distributions reinvested -- Class B                               354            1,167               81              245
Repurchased -- Class B                                                   (12,863)         (20,653)          (1,300)          (3,008)
                                                                         -------          -------          -------          -------
                                                                          (9,662)         (17,598)            (352)          (1,768)
                                                                         -------          -------          -------          -------
Sold -- Class C                                                              612               73              109               98
Issued for distributions reinvested -- Class C                                11               17                8               26
Repurchased -- Class C                                                      (308)            (275)             (32)            (265)
                                                                         -------          -------          -------          -------
                                                                             315             (185)              85             (141)
                                                                         -------          -------          -------          -------
Sold -- Class Z                                                               12              111               --               --
Issued for distributions reinvested -- Class Z                                20               72               (a)              (a)
Repurchased -- Class Z                                                    (1,039)            (322)              --               --
                                                                         -------          -------          -------          -------
                                                                          (1,007)            (139)              (a)              (a)
                                                                         -------          -------          -------          -------


(a)  Rounds to less than one


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



February 28, 2001 (Unaudited)



NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Intermediate Government Fund (LIGF) is a series of Liberty Trust II and Liberty Federal Securities Fund (LFSF) is a series of Liberty Trust III (the series collectively referred to as the "Funds" and are diversified portfolios). Liberty Trust II and Liberty Trust III are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open end management investment companies. LIGF's investment objective is to seek as high a level of current income and total return, as is consistent with prudent risk, by investing primarily in U.S. government securities. LFSF's investment objective is to seek as high a level of current income and total return, as is consistent with prudent longer-term investing, by investing primarily in U.S. government securities. The Funds may issue an unlimited number of shares. The Funds offer four classes of shares: Class A, Class B, Class C, and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four, or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on purchasing Class Z shares, as defined in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed in the preparation of the Funds' financial statements.

SECURITY VALUATION AND TRANSACTIONS:

The Funds are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Funds may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Funds may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

The Funds maintain U.S. government securities or other liquid high grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

SECURITIES LENDING

The Funds may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At February 28, 2001, LIGF and LFSF loaned securities having a market value of $202,774,210 and $196,089,367, respectively, collateralized by securities issued by the U.S. Government and its agencies and cash which was invested in short-term instruments in the amount of $205,812,976 and $199,060,126, respectively.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B, and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B, and Class C per share data and ratios are calculated by adjusting the expense and net investment income ratios for each Fund for the entire period by the service fees for Class A, Class B, and Class C shares and the distribution fees for Class B and Class C shares only.

--------------------------------------------------------------------------------


FEDERAL INCOME TAXES:

Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, FEE INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS:

Each Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities for book and tax purposes and expired capital loss carryforwards. Permanent book and tax basis differences will result in reclassifications to capital accounts.

OTHER:

The Funds' custodian takes possession through the federal book entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment Advisor of each Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's average net assets as follows:

LIGF

AVERAGE NET ASSETS                                               ANNUAL FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                      0.60%
Next $500 million                                                     0.55%
Over $1.5 billion                                                     0.50%

LFSF

AVERAGE NET ASSETS                                               ANNUAL FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                      0.60%
Next $1 billion                                                       0.55%
Next $1 billion                                                       0.50%
Over $3 billion                                                       0.40%

BOOKKEEPING FEE:

For each Fund the Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                               ANNUAL FEE RATE
--------------------------------------------------------------------------------
First $50 million                                                    No charge
Next $950 million                                                     0.035%
Next $1 billion                                                       0.025%
Next $1 billion                                                       0.015%
Over $3 billion                                                       0.000%

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provided shareholder services for a monthly fee equal to 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent continues to receive reimbursements for certain-out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is each Fund's principal underwriter. During the six months ended February 28, 2001, each Fund has been advised that the Distributor retained net underwriting discounts on LIGF and LFSF of $11,876 and $10,896, respectively, on sales of the Funds' Class A shares and received contingent deferred sales charges (CDSC) of $10,949 and $73 on Class A share redemptions, $111,804 and $73,709 on Class B share redemptions, and $166, and $861, on Class C share redemptions, respectively.

Each Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor. The Funds pay a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor. The Funds each pay a distribution fee equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually for LIGF and LFSF.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

For LIGF, the Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

OTHER:

The Funds pay no compensation to their officers, all of whom are employees of the Advisor.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

--------------------------------------------------------------------------------


NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended February 28, 2001, purchases and sales of investments, other than short-term obligations and mortgage dollar roll transactions, were as follows:

                                                      PURCHASES        SALES
--------------------------------------------------------------------------------
LIGF                                                $694,313,728    $668,479,638
LFSF                                                $799,437,603    $807,983,047

Unrealized appreciation (depreciation) at February 28, 2001, for both financial statement and federal income tax purposes was:

                                                  LIGF                 LFSF
--------------------------------------------------------------------------------
Gross unrealized
  appreciation                               $ 24,131,270          $ 28,811,947
Gross unrealized
  depreciation                                 (1,783,411)           (2,218,820)
                                             ------------          ------------
Net unrealized appreciation                  $ 22,347,859          $ 26,593,127
                                             ------------          ------------

CAPITAL LOSS CARRYFORWARDS:

At August 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                                    YEAR OF                        CAPITAL LOSS
                                  EXPIRATION                       CARRYFORWARD*
--------------------------------------------------------------------------------
LIGF                                 2001                          $  4,910,000
                                     2002                             7,249,000
                                     2003                            67,291,000
                                     2004                            32,580,000
                                     2005                            18,973,000
                                     2008                            11,995,000
                                                                   ------------
                                                                   $142,998,000
                                                                   ============

* May be subject to limitations.

Of the LIGF loss carryforwards expiring in 2001 and 2002, $4,910,000 and $4,423,000, respectively, were acquired in the merger with Liberty Financial U.S. Government Securities Fund. Their availability for use in offsetting any future realized gains may be limited in a given year.

                                    YEAR OF                        CAPITAL LOSS
                                  EXPIRATION                       CARRYFORWARD
--------------------------------------------------------------------------------
LFSF                                 2002                          $ 84,302,000
                                     2004                            21,929,000
                                     2008                            24,031,000
                                                                   ------------
                                                                   $130,262,000
                                                                   ============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.


OTHER:

The Funds may purchase or sell futures contracts and purchase and write options on futures and securities. The Funds will use these instruments to hedge against the effects of changes in the value of the portfolio securities due to anticipated changes in interest rates and/or market conditions and not for trading purposes. The Funds may also invest in these instruments for duration management. The use of futures contracts and options involves certain risks which include (1) the imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin, or option premium recorded in the Funds' Statement of Assets and Liabilities at any given time.

NOTE 4. RESULTS OF SPECIAL MEETINGS OF SHAREHOLDERS

On December 27, 2000, Special Meetings of Shareholders of the LIGF and LFSF were held to elect eleven Trustees. On September 29, 2000, the record date for the Meetings, LIGF and LFSF had shares of beneficial interest outstanding of 104,521,268 and 63,440,308, respectively. The votes cast were as follows:

                                                                       AUTHORITY
LIGF                                                    FOR            WITHHELD
--------------------------------------------------------------------------------
To elect a Board of Trustees:
Douglas Hacker                                      52,579,489          488,869
Janet Langford Kelly                                52,565,304          503,054
Richard W. Lowry                                    52,582,804          485,554
Salvatore Macera                                    52,563,561          504,797
William E. Mayer                                    52,570,832          497,526
Charles R. Nelson                                   52,586,593          481,765
John J. Neuhauser                                   52,583,304          485,054
Joseph R. Palombo                                   52,559,841          508,517
Thomas E. Stitzel                                   52,575,137          493,221
Thomas C. Theobald                                  52,581,496          486,862
Anne-Lee Verville                                   52,567,810          500,548

                                                                       AUTHORITY
LFSF                                                    FOR            WITHHELD
--------------------------------------------------------------------------------
To elect a Board of Trustees:
Douglas Hacker                                      37,192,693          564,625
Janet Langford Kelly                                37,181,334          575,984
Richard W. Lowry                                    37,196,707          560,611
Salvatore Macera                                    37,178,266          579,052
William E. Mayer                                    37,196,863          560,455
Charles R. Nelson                                   37,191,449          565,869
John J. Neuhauser                                   37,187,965          569,353
Joseph R. Palombo                                   37,191,680          565,638
Thomas E. Stitzel                                   37,198,251          559,067
Thomas C. Theobald                                  37,203,940          553,378
Anne-Lee Verville                                   37,193,042          564,276

--------------------------------------------------------------------------------


NOTE 5. REORGANIZATION

On February 9, 2001, LIGF acquired all the net assets of Liberty Short Term Government Fund (LSTGF) pursuant to the Plan of Reorganization approved by LSTGF shareholders on January 25, 2001. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Plan of Reorganization, shareholders of LSTGF received shares in LIGF with a value equal to their holdings in LSTGF. Holders of Class A Shares in LSTGF received Class A Shares of LIGF, holders of Class B Shares in LSTGF received Class B Shares in LIGF and holders of Class C Shares in LSTGF received Class A Shares of LIGF.

The following is a summary of shares outstanding, net assets, net asset values per share and net unrealized appreciation immediately before and after the reorganization:

                                           BEFORE                      AFTER
                                       REORGANIZATION             REORGANIZATION
                                  LSTGF              LIGF              LIGF
--------------------------------------------------------------------------------
Class A Shares
  Shares Outstanding              1,011,745        78,846,617        80,912,568
  Net Assets                   $  9,870,285      $514,884,949      $528,375,607
  Net Asset Value              $       9.76      $       6.53      $       6.53

Class B Shares
  Shares Outstanding                802,729        19,432,677        20,631,872
  Net Assets                   $  7,830,746      $126,897,134      $134,727,880
  Net Asset Value              $       9.76      $       6.53      $       6.53

Class C Shares
  Shares Outstanding                371,110           572,153           572,153
  Net Assets                   $  3,620,373      $  3,736,213      $  3,736,213
  Net Asset Value              $       9.76      $       6.53      $       6.53

Class Z Shares
  Shares Outstanding                     --            11,862            11,862
  Net Assets                   $         --      $     77,459      $     77,459
  Net Asset Value              $         --      $       6.53      $       6.53

Net Unrealized
  Appreciation                 $     74,667      $ 19,930,598      $ 20,005,265

FINANCIAL HIGHLIGHTS LIGF
--------------------------------------------------------------------------------


Selected data for a share of each class outstanding throughout each period are as follows:



                                                            SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)
                                                      -----------------------------------------------------------
                                                      CLASS A        CLASS B          CLASS C         CLASS Z
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  6.28        $  6.28        $  6.28           $  6.28
                                                      -------        -------        -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                0.18           0.16           0.16(b)           0.19
Net realized and unrealized gain                         0.27           0.27           0.27              0.27
                                                      -------        -------        -------           -------
Total from Investment Operations                         0.45           0.43           0.43              0.46
                                                      -------        -------        -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.18)         (0.16)         (0.16)            (0.19)
                                                      -------        -------        -------           -------
NET ASSET VALUE, END OF PERIOD                        $  6.55        $  6.55        $  6.55           $  6.55
                                                      =======        =======        =======           =======
Total return (c)(d)                                      7.25%          6.86%          6.94%(g)          7.38%
                                                      =======        =======        =======           =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                                          1.23%          1.98%          1.83%(b)          0.98%
Net investment income (e)(f)                             5.84%          5.09%          5.24%(b)          6.09%
Fees and expenses waived or borne by the Advisor         0.02           0.02           0.02              0.02
Portfolio turnover (d)                                    105%           105%           105%              105%
Net assets at end of period (in millions)             $   539        $   128        $     4                   (h)

(a) Net of fees and expenses waived or borne by the advisor amounted to less than $0.01.

(b) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.15%.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)      Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)      Annualized.

(g) Had the Advisor/Distributor not waived a portion of the expenses, total return would have been reduced.

(h)      Rounds to less than one.

                                                                 YEAR ENDED AUGUST 31, 2000
                                                  --------------------------------------------------------
                                                  CLASS A        CLASS B          CLASS C         CLASS Z
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  6.32        $  6.32        $  6.32           $  6.32
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                            0.40           0.34           0.35(b)           0.41
                                                  -------        -------        -------           -------
Net realized and unrealized loss                    (0.04)         (0.04)         (0.04)            (0.04)
                                                  -------        -------        -------           -------
Total from Investment Operations                     0.36           0.30           0.31              0.37
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.38)         (0.33)         (0.34)            (0.39)
In excess of net investment income                  (0.01)              +              +            (0.01)
                                                  -------        -------        -------           -------
Return of capital                                   (0.01)         (0.01)         (0.01)            (0.01)
                                                  -------        -------        -------           -------
Total Distributions Declared to Shareholders        (0.40)         (0.34)         (0.35)            (0.41)
                                                  =======        =======        =======           =======
NET ASSET VALUE, END OF PERIOD                    $  6.28        $  6.28        $  6.28           $  6.28
                                                  =======        =======        =======           =======
Total return (c)                                     5.77%          4.98%          5.14%(e)          6.03%
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                         1.20%          1.95%          1.80%(b)          0.95%
Net investment income (d)                            6.35%          5.60%          5.75%(b)          6.60%
Portfolio turnover                                     84%            84%            84%               84%
Net assets at end of period (in millions)         $   466        $   184        $     2           $     6

(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(b) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.15%.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) Had the Distributor not waived a portion of the expenses, total return would have been reduced.

+        Rounds to less than $0.01.

--------------------------------------------------------------------------------



Selected data for a share of each class outstanding throughout each period are as follows:



                                                                   YEAR ENDED AUGUST 31, 1999
                                                  ------------------------------------------------------------
                                                   CLASS A        CLASS B         CLASS C          CLASS Z(a)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  6.73        $  6.73        $  6.73           $  6.76
                                                  -------        -------        -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.38           0.33           0.34(b)           0.22
Net realized and unrealized loss                    (0.42)         (0.42)         (0.42)            (0.43)
                                                  -------        -------        -------           -------
Total from Investment Operations                    (0.04)         (0.09)         (0.08)            (0.21)
                                                  -------        -------        -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.37)         (0.32)         (0.33)            (0.23)
                                                  -------        -------        -------           -------
NET ASSET VALUE, END OF PERIOD                    $  6.32        $  6.32        $  6.32           $  6.32
                                                  =======        =======        =======           =======
Total return (c)                                    (0.70)%        (1.44)%        (1.29)%(d)        (3.31)%(e)
                                                  =======        =======        =======           =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                         1.15%          1.90%          1.75%(b)          0.92%(g)
Net investment income (f)                            6.10%          5.35%          5.50%(b)          6.35%(g)
Portfolio turnover                                     62%            62%            62%               62%
Net assets at end of period (in millions)         $   537        $   296        $     3           $     7

(a) Class Z shares were initially offered on January 29, 1999. Per share data reflects activity from that date.

(b) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.15%.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Distributor not waived a portion of the expenses, total return would have been reduced.

(e)      Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)      Annualized.

                                                          YEAR ENDED AUGUST 31, 1998
                                                  -----------------------------------------
                                                  CLASS A        CLASS B          CLASS C
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  6.51        $  6.51        $  6.51
                                                  -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.42           0.37           0.38(a)
Net realized and unrealized gain                     0.21           0.21           0.21
                                                  -------        -------        -------
Total from Investment Operations                     0.63           0.58           0.59
                                                  -------        -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.38)         (0.33)         (0.34)
In excess of net investment income                  (0.03)         (0.03)         (0.03)
                                                  -------        -------        -------
Total Distributions Declared to Shareholders        (0.41)         (0.36)         (0.37)
                                                  -------        -------        -------
NET ASSET VALUE, END OF PERIOD                    $  6.73        $  6.73        $  6.73
                                                  =======        =======        =======
Total return (b)                                     9.87%          9.03%          9.20%(c)
                                                  =======        =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                         1.12%          1.87%          1.72%(a)
Net investment income (d)                            6.02%          5.27%          5.42%(a)
Portfolio turnover                                    214%           214%           214%
Net assets at end of period (in millions)         $   651        $   395        $     1

(a) Net of fees waived by the Advisor or its affiliates to which amounted to $0.01 per share and 0.15%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------



Selected data for a share of each class outstanding throughout each period are as follows:



                                                          YEAR ENDED AUGUST 31, 1997
                                                  ------------------------------------------
                                                  CLASS A        CLASS B         CLASS C(a)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  6.37        $  6.37        $  6.59
                                                  -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.39           0.34           0.03
Net realized and unrealized gain (loss)              0.15           0.15          (0.08)
                                                  -------        -------        -------
Total from Investment Operations                     0.54           0.49          (0.05)
                                                  -------        -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.40)         (0.35)         (0.03)
                                                  -------        -------        -------
NET ASSET VALUE, END OF PERIOD                    $  6.51        $  6.51        $  6.51
                                                  =======        =======        =======
Total return (b)                                     8.64%          7.83%         (0.77)%(c)
                                                  =======        =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                         1.13%          1.88%          1.78%(e)
Net investment income (d)                            6.43%          5.68%          5.85%(e)
Portfolio turnover                                     61%            61%            61%
Net assets at end of period (in millions)         $   731        $   461                (f)
(f)

(a) Class C Shares were initially offered on August 1, 1997 per share data reflects activity from that date.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)      Not annualized.

(d) The benefits derived from custody credits and directed brokerage commissions had no impact.

(e)      Annualized.

(f)      Rounds to less than one.

                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
                                                                  1996
                                                        ------------------------
                                                        CLASS A         CLASS B
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  6.55        $  6.55
                                                        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.39           0.34
Net realized and unrealized loss                          (0.16)         (0.16)
                                                        -------        -------
Total from Investment Operations                           0.23           0.18
                                                        -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                (0.39)         (0.34)
In excess of net investment income                        (0.02)         (0.02)
                                                        -------        -------
Total Distributions Declared to Shareholders              (0.41)         (0.36)
                                                        =======        =======
NET ASSET VALUE, END OF PERIOD                          $  6.37        $  6.37
                                                        =======        =======
Total return (a)                                           3.51%          2.74%
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                               1.11%          1.86%
Net investment income (b)                                  6.45%          5.70%
Portfolio turnover                                          123%           123%
Net assets at end of period (in millions)               $   921        $   572

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charges or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS LFSF


Selected data for a share of each class outstanding throughout each period are as follows:



                                                        SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)
                                                  -----------------------------------------------------------
                                                  CLASS A        CLASS B          CLASS C           CLASS Z
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.02        $ 10.02        $ 10.02           $ 10.02
                                                  -------        -------        -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.30           0.26           0.27(a)           0.31
Net realized and unrealized gain                     0.51           0.51           0.51              0.51
                                                  -------        -------        -------           -------
Total from Investment Operations                     0.81           0.77           0.78              0.82
                                                  -------        -------        -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.31)         (0.27)         (0.28)            (0.32)
                                                  -------        -------        -------           -------
NET ASSET VALUE, END OF PERIOD                    $ 10.52        $ 10.52        $ 10.52           $ 10.52
                                                  =======        =======        =======           =======
Total return (b)(c)                                  8.16%          7.76%          7.85%(e)          8.33%
                                                  =======        =======        =======           =======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)(f)                                      1.21%          1.96%          1.81%(a)          0.96%
Net investment income (d)(f)                         5.97%          5.22%          5.37%(a)          6.22%
Portfolio turnover                                    113%           113%           113%              113%
Net assets at end of period (in millions)         $   591        $    53        $     5                   (g)

(a) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.15% (annualized).

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)      Not annualized.

(d)      Annualized.

(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)      Rounds to less than one.


                                                                  YEAR ENDED AUGUST 31, 2000
                                                  -----------------------------------------------------------
                                                  CLASS A        CLASS B          CLASS C           CLASS Z
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.14        $ 10.14        $ 10.14           $ 10.14
                                                  -------        -------        -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                            0.74           0.67           0.68(b)           0.77
Net realized and unrealized loss                    (0.14)         (0.14)         (0.14)            (0.14)
                                                  -------        -------        -------           -------
Total from Investment Operations                     0.60           0.53           0.54              0.63
                                                  -------        -------        -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.68)         (0.61)         (0.62)            (0.71)
In excess of net investment income                  (0.03)         (0.03)         (0.03)            (0.03)
Return of capital                                   (0.01)         (0.01)         (0.01)            (0.01)
                                                  -------        -------        -------           -------
Total Distributions Declared to Shareholders        (0.72)         (0.65)         (0.66)            (0.75)
                                                  =======        =======        =======           =======
NET ASSET VALUE, END OF PERIOD                    $ 10.02        $ 10.02        $ 10.02           $ 10.02
                                                  =======        =======        =======           =======
Total return (c)                                     6.23%          5.44%          5.60%(d)          6.50%
                                                  =======        =======        =======           =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                         1.17%          1.92%          1.77%(b)          0.92%
Net investment income (e)                            6.87%          6.12%          6.27%(b)          7.12%
Portfolio turnover                                     96%            96%            96%               96%
Net assets at end of period (in millions)         $   583        $    54        $     4                   (f)

(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(b) Net of fees waived by the Distributor which amounted to $0.02 per share and 0.15%.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)      Rounds to less than one.

--------------------------------------------------------------------------------



Selected data for a share of each class outstanding throughout each period are as follows:



                                                                   YEAR ENDED AUGUST 31, 1999
                                                  ------------------------------------------------------------
                                                   CLASS A        CLASS B         CLASS C          CLASS Z(a)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 11.08        $ 11.08        $ 11.08           $ 11.01
                                                  -------        -------        -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.70           0.62           0.64(b)           0.48
Net realized and unrealized loss                    (0.97)         (0.97)         (0.97)            (0.89)
                                                  -------        -------        -------           -------
Total from Investment Operations                    (0.27)         (0.35)         (0.33)            (0.41)
                                                  -------        -------        -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.67)         (0.59)         (0.61)            (0.46)
                                                  -------        -------        -------           -------
NET ASSET VALUE, END OF PERIOD                    $ 10.14        $ 10.14        $ 10.14           $ 10.14
                                                  =======        =======        =======           =======
Total return (c)                                    (2.56)%        (3.30)%        (3.15)%(d)        (3.77)%(e)
                                                  =======        =======        =======           =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                         1.15%          1.90%          1.79%(b)          0.91%(g)
Net investment income (f)                            6.58%          5.83%          5.98%(b)          7.19%(g)
Portfolio turnover                                     42%            42%            42%               42%
Net assets at end of period (in millions)         $   682        $    72        $     5                   (h)

(a) Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.

(b) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.15%.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(e)      Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)      Annualized.

(h)      Rounds to less than one.

                                                         YEAR ENDED AUGUST 31, 1998
                                                  -----------------------------------------
                                                  CLASS A        CLASS B          CLASS C
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.52        $ 10.52        $ 10.52
                                                  -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.71           0.63           0.64(a)
Net realized and unrealized gain                     0.53           0.53           0.53
                                                  -------        -------        -------
Total from Investment Operations                     1.24           1.16           1.17
                                                  -------        -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.68)         (0.60)         (0.61)
                                                  -------        -------        -------
NET ASSET VALUE, END OF PERIOD                    $ 11.08        $ 11.08        $ 11.08
                                                  =======        =======        =======
Total return (b)                                    12.11%         11.26%         11.43%(c)
                                                  =======        =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                         1.14%          1.89%          1.74%(a)
Net investment income (d)                            6.49%          5.74%          5.89%(a)
Portfolio turnover                                    356%           356%           356%
Net assets at end of period (in millions)         $   821        $    72        $     1

(a) Net of fees waived by the Distributor which amounted to $0.02 per share and 0.15%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------



Selected data for a share of each class outstanding throughout each period are as follows:



                                                          PERIOD ENDED AUGUST 31, 1997(a)
                                                  -----------------------------------------------
                                                    CLASS A           CLASS B         CLASS C(b)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.53           $ 10.53           $ 10.71
                                                  -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.58              0.52              0.06
Net realized and unrealized loss                    (0.04)            (0.04)            (0.20)
                                                  -------           -------           -------
Total from Investment Operations                     0.54              0.48              0.14
                                                  -------           -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.55)            (0.49)            (0.05)
                                                  -------           -------           -------
NET ASSET VALUE, END OF PERIOD                    $ 10.52           $ 10.52           $ 10.52
                                                  =======           =======           =======
Total return (c)                                     5.31%(d)          4.66%(d)       (1.31)%(d)
                                                  =======           =======           =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                         1.19%(f)          1.94%(f)          1.82%(f)
Net investment income (e)                            6.71%(f)          5.96%(f)          6.55%(f)
Portfolio turnover                                     79%(d)            79%(d)            79%(d)
Net assets at end of period (in millions)         $   888           $    64                   (g)

(a) The Fund changed its fiscal year end from October 31 to August 31. Information presented is for the period November 1, 1996 through August 31, 1997.

(b) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)      Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)      Annualized.

(g)      Rounds to less than one.


                                                         YEAR ENDED OCTOBER 31,
                                                      --------------------------
                                                                 1996
                                                      --------------------------
                                                       CLASS A          CLASS B
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   10.83        $   10.83
                                                      ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.69             0.62
Net realized and unrealized loss                          (0.30)           (0.30)
                                                      ---------        ---------
Total from Investment Operations                           0.39             0.32
                                                      ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                (0.68)           (0.61)
From capital paid in                                      (0.01)           (0.01)
                                                      ---------        ---------
Total Distributions Declared to Shareholders              (0.69)           (0.62)
                                                      ---------        ---------
NET ASSET VALUE, END OF PERIOD                        $   10.53        $   10.53
                                                      =========        =========
Total return (a)                                           3.88%            3.11%
                                                      =========        =========
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                               1.18%            1.93%
Net investment income (b)                                  6.62%            5.87%
Portfolio turnover                                          125%             125%
Net assets at end of period (in millions)             $   1,026        $      73

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------

DOUGLAS A. HACKER

Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY

Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, US Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER

Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC, Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON

Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO

Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD

Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Government Funds is:


Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611


The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Government Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.



SEMIANNUAL REPORT:
LIBERTY GOVERNMENT FUNDS

CHOOSE LIBERTY
--------------------------------------------------------------------------------


BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)


                                     LIBERTY
                                     --------
                                        FUNDS

--------------------------------------------------------------------------------

ALL-STAR       INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

--------------------------------------------------------------------------------


COLONIAL       FIXED INCOME AND VALUE-STYLE EQUITY INVESTING.

--------------------------------------------------------------------------------

CRABBE
HUSON          A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.

--------------------------------------------------------------------------------

NEWPORT        A LEADER IN INTERNATIONAL INVESTING.(SM)

--------------------------------------------------------------------------------

STEIN ROE
ADVISOR        INNOVATIVE SOLUTIONS FOR GROWTH AND INCOME INVESTING.

--------------------------------------------------------------------------------

[KEYPORT LOGO] A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.

--------------------------------------------------------------------------------


     Liberty's mutual funds are offered by prospectus through Liberty Funds
                               Distributor, Inc.



BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.



LIBERTY GOVERNMENT FUNDS         SEMIANNUAL REPORT
--------------------------------------------------------------------------------


[LIBERTY FUNDS LETTERHEAD]


                                                            -------------
                                                              PRSRT STD
                                                            U.S. POSTAGE
                                                                PAID
                                                            HOLLISTON, MA
                                                            PERMIT NO. 20
                                                            -------------




                                                  GOV-03/219F-0301 (4/01) 01/649